Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Mid Cap Index Fund

July 31, 2021

ZMP-QTLY-0921
1.9881624.104

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 0.1%
Lumen Technologies, Inc.	21,525	$268,417
Entertainment - 1.2%
Live Nation Entertainment, Inc. (a)	2,634	207,796
Madison Square Garden Sports Corp. (a)	368	59,888
Playtika Holding Corp.	1,498	33,301
Roku, Inc. Class A (a)	2,257	966,696
Skillz, Inc. (a)(b)	5,738	80,791
Spotify Technology SA (a)	2,674	611,464
Take-Two Interactive Software, Inc. (a)	2,239	388,287
World Wrestling Entertainment, Inc. Class A	880	43,454
Zynga, Inc. (a)	19,567	197,627
		2,589,304
Interactive Media & Services - 1.6%
IAC (a)	1,498	205,660
Match Group, Inc. (a)	5,284	841,583
Pinterest, Inc. Class A (a)	10,705	630,525
TripAdvisor, Inc. (a)	1,928	73,168
Twitter, Inc. (a)	15,278	1,065,641
Vimeo, Inc. (a)	2,459	110,163
Zillow Group, Inc.:
Class A (a)	1,158	124,057
Class C (a)	3,216	341,732
		3,392,529
Media - 1.7%
Altice U.S.A., Inc. Class A (a)	4,185	128,605
Cable One, Inc.	106	200,127
Discovery Communications, Inc.:
Class A (a)(b)	3,254	94,399
Class C (non-vtg.) (a)	6,135	166,320
DISH Network Corp. Class A (a)	4,867	203,879
Fox Corp.:
Class A	6,304	224,801
Class B	2,981	99,088
Interpublic Group of Companies, Inc.	7,674	271,353
Liberty Broadband Corp.:
Class A (a)	485	83,260
Class C (a)	2,969	526,968
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	3,853	180,821
Liberty Media Class A (a)	512	21,228
Liberty SiriusXM Series A (a)	1,541	71,949
Liberty SiriusXM Series C (a)	3,199	147,794
News Corp.:
Class A	7,696	189,552
Class B	2,301	54,097
Nexstar Broadcasting Group, Inc. Class A	803	118,097
Omnicom Group, Inc.	4,166	303,368
Sirius XM Holdings, Inc. (b)	17,695	114,487
The New York Times Co. Class A	3,234	141,585
ViacomCBS, Inc.:
Class A	223	9,930
Class B	11,362	465,047
		3,816,755

TOTAL COMMUNICATION SERVICES		10,067,005

CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.7%
Aptiv PLC (a)	5,284	881,635
BorgWarner, Inc.	4,694	229,912
Gentex Corp.	4,726	160,826
Lear Corp.	1,174	205,427
QuantumScape Corp. Class A (a)(b)	2,275	52,120
		1,529,920
Automobiles - 0.1%
Harley-Davidson, Inc.	3,003	118,979
Thor Industries, Inc.	1,044	123,568
		242,547
Distributors - 0.4%
Genuine Parts Co.	2,767	351,188
LKQ Corp. (a)	5,484	278,313
Pool Corp.	763	364,577
		994,078
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	1,190	177,905
Chegg, Inc. (a)	2,746	243,378
Frontdoor, Inc. (a)	1,670	81,730
Grand Canyon Education, Inc. (a)	893	82,486
H&R Block, Inc.	3,575	87,766
Service Corp. International	3,202	200,093
Terminix Global Holdings, Inc. (a)	2,514	131,985
		1,005,343
Hotels, Restaurants & Leisure - 3.5%
ARAMARK Holdings Corp.	4,484	157,523
Boyd Gaming Corp. (a)	1,601	91,257
Caesars Entertainment, Inc. (a)	3,907	341,316
Carnival Corp. (a)	16,694	361,425
Chipotle Mexican Grill, Inc. (a)	549	1,023,029
Choice Hotels International, Inc.	679	81,412
Churchill Downs, Inc.	723	134,333
Darden Restaurants, Inc.	2,547	371,556
Domino's Pizza, Inc.	758	398,321
DraftKings, Inc. Class A (a)	5,945	288,333
Expedia, Inc. (a)	2,766	444,966
Hilton Worldwide Holdings, Inc. (a)	5,367	705,492
Hyatt Hotels Corp. Class A (a)	789	63,017
Marriott Vacations Worldwide Corp. (a)	818	120,549
MGM Resorts International	7,995	300,052
Norwegian Cruise Line Holdings Ltd. (a)(b)	7,219	173,473
Penn National Gaming, Inc. (a)	3,061	209,311
Planet Fitness, Inc. (a)	1,635	123,001
Royal Caribbean Cruises Ltd. (a)	4,294	330,080
Six Flags Entertainment Corp. (a)	1,511	62,782
Travel+Leisure Co.	1,653	85,625
Vail Resorts, Inc. (a)	782	238,666
Wendy's Co.	3,481	80,794
Wyndham Hotels & Resorts, Inc.	1,798	129,564
Wynn Resorts Ltd. (a)	2,071	203,641
Yum China Holdings, Inc.	8,248	512,943
Yum! Brands, Inc.	5,845	767,975
		7,800,436
Household Durables - 1.6%
D.R. Horton, Inc.	6,512	621,440
Garmin Ltd.	2,962	465,626
Leggett & Platt, Inc.	2,609	125,310
Lennar Corp.:
Class A	5,323	559,713
Class B	296	25,560
Mohawk Industries, Inc. (a)	1,108	215,949
Newell Brands, Inc.	7,459	184,610
NVR, Inc. (a)	65	339,469
PulteGroup, Inc.	5,121	280,989
Tempur Sealy International, Inc.	3,563	154,171
Toll Brothers, Inc.	2,207	130,809
TopBuild Corp. (a)	647	131,140
Whirlpool Corp.	1,198	265,405
		3,500,191
Internet & Direct Marketing Retail - 0.5%
Doordash, Inc.	1,640	285,836
Etsy, Inc. (a)	2,482	455,472
Qurate Retail, Inc. Series A	7,234	85,795
Wayfair LLC Class A (a)	1,476	356,247
		1,183,350
Leisure Products - 0.7%
Brunswick Corp.	1,521	158,792
Hasbro, Inc.	2,506	249,197
Hayward Holdings, Inc.	755	18,188
Mattel, Inc. (a)	6,811	147,935
Peloton Interactive, Inc. Class A (a)	5,173	610,673
Polaris, Inc.	1,133	148,502
YETI Holdings, Inc. (a)	1,679	161,738
		1,495,025
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	4,541	453,146
Kohl's Corp.	3,064	155,651
Nordstrom, Inc. (a)	2,163	71,595
Ollie's Bargain Outlet Holdings, Inc. (a)	1,273	118,516
		798,908
Specialty Retail - 3.1%
Advance Auto Parts, Inc.	1,280	271,437
AutoNation, Inc. (a)	997	120,966
AutoZone, Inc. (a)	431	699,759
Bath & Body Works, Inc.	4,621	370,003
Best Buy Co., Inc.	4,896	550,066
Burlington Stores, Inc. (a)	1,298	434,570
CarMax, Inc. (a)	3,196	428,104
Carvana Co. Class A (a)	1,510	509,716
Dick's Sporting Goods, Inc.	1,225	127,572
Five Below, Inc. (a)	1,080	209,974
Floor & Decor Holdings, Inc. Class A (a)	1,988	242,556
Foot Locker, Inc.	1,764	100,654
GameStop Corp. Class A (a)(b)	1,160	186,899
Gap, Inc.	3,922	114,405
Leslie's, Inc.	2,136	52,012
Lithia Motors, Inc. Class A (sub. vtg.)	567	213,884
O'Reilly Automotive, Inc. (a)	1,352	816,392
Penske Automotive Group, Inc.	617	54,666
Petco Health & Wellness Co., Inc.	1,467	30,264
RH (a)	336	223,131
Tractor Supply Co.	2,250	407,093
Ulta Beauty, Inc. (a)	1,054	353,933
Vroom, Inc. (a)	2,265	83,896
Williams-Sonoma, Inc.	1,465	222,241
		6,824,193
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd. (a)	2,881	162,229
Carter's, Inc.	839	82,004
Columbia Sportswear Co.	780	77,704
Deckers Outdoor Corp. (a)	546	224,324
Hanesbrands, Inc.	6,810	124,351
lululemon athletica, Inc. (a)	2,234	893,980
PVH Corp. (a)	1,390	145,422
Ralph Lauren Corp.	928	105,347
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,576	138,280
Tapestry, Inc. (a)	5,470	231,381
Under Armour, Inc.:
Class A (sub. vtg.) (a)	3,753	76,749
Class C (non-vtg.) (a)	3,793	66,453
VF Corp.	6,347	509,029
		2,837,253

TOTAL CONSUMER DISCRETIONARY		28,211,244

CONSUMER STAPLES - 3.3%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	182	129,220
Brown-Forman Corp.:
Class A	921	61,606
Class B (non-vtg.)	3,560	252,475
Molson Coors Beverage Co. Class B	3,486	170,431
		613,732
Food & Staples Retailing - 0.4%
Albertsons Companies, Inc. (b)	3,026	65,362
Casey's General Stores, Inc.	720	142,351
Grocery Outlet Holding Corp. (a)	1,707	56,536
Kroger Co.	14,646	596,092
U.S. Foods Holding Corp. (a)	4,329	148,658
		1,008,999
Food Products - 2.1%
Archer Daniels Midland Co.	10,907	651,366
Beyond Meat, Inc. (a)(b)	1,120	137,424
Bunge Ltd.	2,687	208,592
Campbell Soup Co.	3,827	167,316
Conagra Brands, Inc.	9,171	307,137
Darling Ingredients, Inc. (a)	3,162	218,399
Flowers Foods, Inc.	3,683	86,771
Freshpet, Inc. (a)	801	117,306
Hormel Foods Corp.	5,542	257,038
Ingredion, Inc.	1,317	115,646
Kellogg Co.	4,923	311,921
Lamb Weston Holdings, Inc.	2,858	190,829
McCormick & Co., Inc. (non-vtg.)	4,886	411,255
Pilgrim's Pride Corp. (a)	928	20,555
Post Holdings, Inc. (a)	1,155	118,203
Seaboard Corp.	5	20,550
The Hain Celestial Group, Inc. (a)	1,654	66,011
The Hershey Co.	2,869	513,207
The J.M. Smucker Co.	2,074	271,922
Tyson Foods, Inc. Class A	5,622	401,748
		4,593,196
Household Products - 0.4%
Church & Dwight Co., Inc.	4,805	416,017
Reynolds Consumer Products, Inc.	1,076	30,612
Spectrum Brands Holdings, Inc.	825	72,064
The Clorox Co.	2,433	440,105
		958,798
Personal Products - 0.1%
Coty, Inc. Class A (a)	5,690	49,674
Herbalife Nutrition Ltd. (a)	2,107	107,331
		157,005

TOTAL CONSUMER STAPLES		7,331,730

ENERGY - 3.4%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	14,431	306,514
Halliburton Co.	17,334	358,467
NOV, Inc. (a)	7,603	104,997
		769,978
Oil, Gas & Consumable Fuels - 3.0%
Antero Midstream GP LP	6,548	62,206
APA Corp.	7,396	138,675
Cabot Oil & Gas Corp.	7,711	123,376
Cheniere Energy, Inc. (a)	4,586	389,489
Cimarex Energy Co.	1,972	128,574
Continental Resources, Inc.	1,258	42,961
Devon Energy Corp.	13,186	340,726
Diamondback Energy, Inc.	3,542	273,194
DT Midstream, Inc. (a)	1,898	80,475
EQT Corp. (a)	5,472	100,630
Hess Corp.	5,433	415,299
HollyFrontier Corp.	2,949	86,701
Marathon Oil Corp.	15,349	177,895
Marathon Petroleum Corp.	12,773	705,325
New Fortress Energy, Inc.	523	15,852
Occidental Petroleum Corp.	16,551	431,981
ONEOK, Inc.	8,680	451,100
Phillips 66 Co.	8,572	629,442
Pioneer Natural Resources Co.	4,231	615,060
Targa Resources Corp.	4,417	186,000
Texas Pacific Land Corp.	115	171,643
The Williams Companies, Inc.	23,831	596,967
Valero Energy Corp.	7,994	535,358
		6,698,929

TOTAL ENERGY		7,468,907

FINANCIALS - 11.8%
Banks - 3.0%
Bank of Hawaii Corp.	773	64,708
Bank OZK	2,394	97,460
BOK Financial Corp.	603	50,658
Citizens Financial Group, Inc.	8,321	350,813
Comerica, Inc.	2,730	187,442
Commerce Bancshares, Inc.	2,087	147,614
Cullen/Frost Bankers, Inc.	1,116	119,769
East West Bancorp, Inc.	2,756	196,089
Fifth Third Bancorp	13,749	498,951
First Citizens Bancshares, Inc.	119	93,128
First Hawaiian, Inc.	2,553	70,284
First Horizon National Corp.	10,720	165,624
First Republic Bank	3,434	669,699
FNB Corp., Pennsylvania	6,191	70,949
Huntington Bancshares, Inc./Ohio	28,728	404,490
KeyCorp	18,947	372,498
M&T Bank Corp.	2,509	335,830
PacWest Bancorp	2,317	92,263
Peoples United Financial, Inc.	8,330	130,781
Pinnacle Financial Partners, Inc.	1,454	130,293
Popular, Inc.	1,631	118,672
Prosperity Bancshares, Inc.	1,746	119,060
Regions Financial Corp.	18,832	362,516
Signature Bank	1,101	249,894
Sterling Bancorp	3,713	80,609
SVB Financial Group (a)	1,095	602,206
Synovus Financial Corp.	2,870	117,383
Umpqua Holdings Corp.	4,294	81,028
Webster Financial Corp.	1,780	85,618
Western Alliance Bancorp.	1,971	182,948
Wintrust Financial Corp.	1,106	78,968
Zions Bancorp NA	3,161	164,846
		6,493,091
Capital Markets - 3.7%
Affiliated Managers Group, Inc.	812	128,653
Ameriprise Financial, Inc.	2,284	588,267
Apollo Global Management LLC Class A	3,502	206,128
Ares Management Corp.	2,696	193,061
Carlyle Group LP	3,171	160,040
Cboe Global Markets, Inc.	2,079	246,299
Evercore, Inc. Class A	785	103,777
FactSet Research Systems, Inc.	743	265,459
Franklin Resources, Inc.	5,644	166,780
Interactive Brokers Group, Inc.	1,577	97,553
Invesco Ltd.	6,516	158,860
Janus Henderson Group PLC	3,345	139,955
Jefferies Financial Group, Inc.	4,285	142,219
KKR & Co. LP	10,777	687,142
Lazard Ltd. Class A	1,998	94,306
LPL Financial	1,561	220,163
MarketAxess Holdings, Inc.	732	347,824
Morningstar, Inc.	458	115,705
MSCI, Inc.	1,570	935,657
NASDAQ, Inc.	2,237	417,715
Northern Trust Corp.	4,023	453,996
Raymond James Financial, Inc.	2,414	312,565
SEI Investments Co.	2,141	130,173
State Street Corp.	6,806	593,075
Stifel Financial Corp.	2,002	133,213
T. Rowe Price Group, Inc.	4,412	900,754
Tradeweb Markets, Inc. Class A	2,049	177,710
Virtu Financial, Inc. Class A	1,842	47,413
		8,164,462
Consumer Finance - 0.9%
Ally Financial, Inc.	7,259	372,822
Credit Acceptance Corp. (a)	183	88,713
Discover Financial Services	5,968	741,942
OneMain Holdings, Inc.	1,724	105,164
Santander Consumer U.S.A. Holdings, Inc.	1,167	47,882
SLM Corp.	6,316	118,930
Synchrony Financial	11,365	534,382
Upstart Holdings, Inc.	244	29,465
		2,039,300
Diversified Financial Services - 0.2%
Equitable Holdings, Inc.	7,513	231,926
Voya Financial, Inc.	2,361	152,048
		383,974
Insurance - 3.6%
AFLAC, Inc.	13,156	723,580
Alleghany Corp. (a)	264	175,058
American Financial Group, Inc.	1,325	167,599
Arch Capital Group Ltd. (a)	7,600	296,400
Arthur J. Gallagher & Co.	3,963	552,086
Assurant, Inc.	1,180	186,216
Assured Guaranty Ltd.	1,432	68,464
Athene Holding Ltd. (a)	2,267	146,494
Axis Capital Holdings Ltd.	1,517	77,170
Brighthouse Financial, Inc. (a)	1,691	72,814
Brown & Brown, Inc.	4,588	249,587
Cincinnati Financial Corp.	2,936	346,096
CNA Financial Corp.	536	23,589
Erie Indemnity Co. Class A	493	91,151
Everest Re Group Ltd.	778	196,702
Fidelity National Financial, Inc.	5,402	240,983
First American Financial Corp.	2,083	140,207
Globe Life, Inc.	1,987	185,010
GoHealth, Inc. (a)	891	7,841
Hanover Insurance Group, Inc.	696	94,586
Hartford Financial Services Group, Inc.	6,985	444,386
Kemper Corp.	1,200	79,212
Lemonade, Inc. (a)(b)	750	65,295
Lincoln National Corp.	3,706	228,364
Loews Corp.	4,353	233,451
Markel Corp. (a)	265	319,635
Mercury General Corp.	525	31,936
Old Republic International Corp.	5,466	134,792
Primerica, Inc.	769	112,443
Principal Financial Group, Inc.	5,264	327,052
Prudential Financial, Inc.	7,725	774,663
Reinsurance Group of America, Inc.	1,329	146,429
RenaissanceRe Holdings Ltd.	963	147,040
Unum Group	3,972	108,833
W.R. Berkley Corp.	2,700	197,559
White Mountains Insurance Group Ltd.	59	66,763
Willis Towers Watson PLC	2,513	517,879
		7,977,365
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	10,282	163,175
Annaly Capital Management, Inc.	27,322	231,964
New Residential Investment Corp.	8,418	82,160
Starwood Property Trust, Inc.	5,373	139,859
		617,158
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	6,629	91,745
New York Community Bancorp, Inc.	8,844	104,182
Rocket Cos., Inc. (b)	2,674	46,100
TFS Financial Corp.	961	18,720
UWM Holdings Corp. Class A	789	6,020
		266,767

TOTAL FINANCIALS		25,942,117

HEALTH CARE - 11.9%
Biotechnology - 1.8%
Acceleron Pharma, Inc. (a)	1,034	129,312
Alnylam Pharmaceuticals, Inc. (a)	2,297	411,025
BioMarin Pharmaceutical, Inc. (a)	3,569	273,849
CureVac NV (a)(b)	1,034	50,935
Exact Sciences Corp. (a)	3,343	360,509
Exelixis, Inc. (a)	6,076	102,381
Horizon Therapeutics PLC (a)	4,277	427,786
Incyte Corp. (a)	3,614	279,543
Ionis Pharmaceuticals, Inc. (a)	2,730	101,392
Iovance Biotherapeutics, Inc. (a)	2,856	63,603
Mirati Therapeutics, Inc. (a)	769	123,086
Natera, Inc. (a)	1,610	184,377
Neurocrine Biosciences, Inc. (a)	1,836	171,134
Novavax, Inc. (a)	1,445	259,132
Repligen Corp. (a)	1,071	263,145
Sage Therapeutics, Inc. (a)	1,012	44,255
Sarepta Therapeutics, Inc. (a)	1,499	101,602
Seagen, Inc. (a)	2,613	400,808
Ultragenyx Pharmaceutical, Inc. (a)	1,260	100,586
United Therapeutics Corp. (a)	862	156,824
		4,005,284
Health Care Equipment & Supplies - 3.7%
Abiomed, Inc. (a)	868	283,958
Dentsply Sirona, Inc.	4,259	281,264
DexCom, Inc. (a)	1,888	973,283
Envista Holdings Corp. (a)	3,136	135,099
Globus Medical, Inc. (a)	1,516	126,086
Hill-Rom Holdings, Inc.	1,302	180,275
Hologic, Inc. (a)	4,969	372,874
ICU Medical, Inc. (a)	388	78,877
IDEXX Laboratories, Inc. (a)	1,657	1,124,321
Insulet Corp. (a)	1,296	362,478
Integra LifeSciences Holdings Corp. (a)	1,408	101,925
Masimo Corp. (a)	978	266,397
Novocure Ltd. (a)	2,005	308,790
Penumbra, Inc. (a)	661	175,978
Quidel Corp. (a)	738	104,405
ResMed, Inc.	2,818	765,932
STERIS PLC	1,932	421,079
Tandem Diabetes Care, Inc. (a)	1,191	129,426
Teleflex, Inc.	915	363,648
The Cooper Companies, Inc.	948	399,838
West Pharmaceutical Services, Inc.	1,439	592,479
Zimmer Biomet Holdings, Inc.	4,091	668,551
		8,216,963
Health Care Providers & Services - 1.9%
Acadia Healthcare Co., Inc. (a)	1,737	107,208
agilon health, Inc. (a)	983	36,165
Amedisys, Inc. (a)	627	163,409
AmerisourceBergen Corp.	2,871	350,750
Cardinal Health, Inc.	5,697	338,288
Chemed Corp.	305	145,186
DaVita HealthCare Partners, Inc. (a)	1,368	164,502
Encompass Health Corp.	1,908	158,841
Guardant Health, Inc. (a)	1,756	192,809
Henry Schein, Inc. (a)	2,758	221,054
Laboratory Corp. of America Holdings (a)	1,914	566,831
McKesson Corp.	3,124	636,765
Molina Healthcare, Inc. (a)	1,128	307,955
Oak Street Health, Inc. (a)	2,035	128,286
Premier, Inc.	2,396	85,393
Quest Diagnostics, Inc.	2,554	362,157
Signify Health, Inc.	443	11,660
Universal Health Services, Inc. Class B	1,483	237,888
		4,215,147
Health Care Technology - 0.9%
Cerner Corp.	5,903	474,542
Certara, Inc.	662	18,013
Change Healthcare, Inc. (a)	4,837	105,011
Teladoc Health, Inc. (a)	2,871	426,200
Veeva Systems, Inc. Class A (a)	2,683	892,661
		1,916,427
Life Sciences Tools & Services - 2.8%
10X Genomics, Inc. (a)	1,638	300,131
Adaptive Biotechnologies Corp. (a)	2,121	77,756
Agilent Technologies, Inc.	5,962	913,557
Avantor, Inc. (a)	11,356	426,758
Bio-Rad Laboratories, Inc. Class A (a)	415	306,897
Bio-Techne Corp.	757	365,056
Bruker Corp.	1,998	164,336
Charles River Laboratories International, Inc. (a)	976	397,154
IQVIA Holdings, Inc. (a)	3,737	925,655
Maravai LifeSciences Holdings, Inc.	1,474	64,812
Mettler-Toledo International, Inc. (a)	450	663,170
PerkinElmer, Inc.	2,191	399,266
PPD, Inc. (a)	3,133	144,494
QIAGEN NV (a)	4,439	234,335
Sotera Health Co.	1,537	36,427
Syneos Health, Inc. (a)	1,996	178,981
Waters Corp. (a)	1,197	466,603
		6,065,388
Pharmaceuticals - 0.8%
Catalent, Inc. (a)	3,183	381,355
Elanco Animal Health, Inc. (a)	8,709	317,617
Jazz Pharmaceuticals PLC (a)	1,160	196,643
Nektar Therapeutics (a)	3,485	55,028
Organon & Co.	4,952	143,658
Perrigo Co. PLC	2,610	125,358
Royalty Pharma PLC	6,360	242,952
Viatris, Inc.	23,678	333,149
		1,795,760

TOTAL HEALTH CARE		26,214,969

INDUSTRIALS - 15.6%
Aerospace & Defense - 1.3%
Axon Enterprise, Inc. (a)	1,250	232,525
BWX Technologies, Inc.	1,865	107,107
Curtiss-Wright Corp.	794	93,930
HEICO Corp.	879	118,885
HEICO Corp. Class A	1,538	186,544
Hexcel Corp. (a)	1,629	88,650
Howmet Aerospace, Inc.	7,673	251,828
Huntington Ingalls Industries, Inc.	769	157,745
Mercury Systems, Inc. (a)	1,079	71,214
Spirit AeroSystems Holdings, Inc. Class A	2,043	88,278
Teledyne Technologies, Inc. (a)	900	407,493
Textron, Inc.	4,424	305,300
TransDigm Group, Inc. (a)	1,012	648,783
Virgin Galactic Holdings, Inc. (a)(b)	2,825	84,722
		2,843,004
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	2,584	230,415
Expeditors International of Washington, Inc.	3,292	422,199
XPO Logistics, Inc. (a)	1,892	262,401
		915,015
Airlines - 0.9%
Alaska Air Group, Inc. (a)	2,392	138,808
American Airlines Group, Inc. (a)	12,479	254,322
Copa Holdings SA Class A (a)	622	44,106
Delta Air Lines, Inc. (a)	12,520	499,548
JetBlue Airways Corp. (a)	6,154	91,018
Southwest Airlines Co. (a)	11,572	584,617
United Airlines Holdings, Inc. (a)	6,320	295,270
		1,907,689
Building Products - 1.8%
A.O. Smith Corp.	2,587	181,944
Advanced Drain Systems, Inc.	1,101	134,421
Allegion PLC	1,756	239,870
Armstrong World Industries, Inc.	934	101,040
Builders FirstSource, Inc. (a)	4,002	178,089
Carrier Global Corp.	17,032	941,018
Fortune Brands Home & Security, Inc.	2,703	263,461
Lennox International, Inc.	667	219,730
Masco Corp.	4,955	295,863
Owens Corning	2,035	195,686
The AZEK Co., Inc. (a)	2,159	78,523
Trane Technologies PLC	4,675	951,877
Trex Co., Inc. (a)	2,266	220,029
		4,001,551
Commercial Services & Supplies - 1.1%
ADT, Inc.	3,101	32,529
Cintas Corp.	1,746	688,238
Clean Harbors, Inc. (a)	987	93,765
Copart, Inc. (a)	4,097	602,259
Driven Brands Holdings, Inc.	707	22,497
IAA, Inc. (a)	2,641	159,728
MSA Safety, Inc.	720	118,426
Republic Services, Inc.	4,112	486,696
Rollins, Inc.	4,427	169,687
Stericycle, Inc. (a)	1,785	125,932
		2,499,757
Construction & Engineering - 0.3%
AECOM (a)	2,744	172,762
MasTec, Inc. (a)	1,103	111,657
Quanta Services, Inc.	2,713	246,612
Valmont Industries, Inc.	407	96,439
		627,470
Electrical Equipment - 1.5%
Acuity Brands, Inc.	694	121,714
AMETEK, Inc.	4,519	628,367
ChargePoint Holdings, Inc. Class A (a)(b)	2,676	63,287
Generac Holdings, Inc. (a)	1,200	503,232
Hubbell, Inc. Class B	1,058	212,087
nVent Electric PLC	3,243	102,511
Plug Power, Inc. (a)	9,804	267,453
Regal Beloit Corp.	796	117,195
Rockwell Automation, Inc.	2,274	699,073
Sensata Technologies, Inc. PLC (a)	3,042	178,322
Shoals Technologies Group, Inc.	1,993	57,976
Sunrun, Inc. (a)	3,894	206,265
Vertiv Holdings Co.	5,499	154,192
		3,311,674
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	1,008	203,858
Machinery - 3.9%
AGCO Corp.	1,220	161,174
Allison Transmission Holdings, Inc.	2,144	85,567
Colfax Corp. (a)	2,299	105,478
Crane Co.	969	94,216
Cummins, Inc.	2,863	664,502
Donaldson Co., Inc.	2,464	163,092
Dover Corp.	2,812	469,941
Flowserve Corp.	2,554	107,498
Fortive Corp.	6,403	465,242
Gates Industrial Corp. PLC (a)	1,369	24,793
Graco, Inc.	3,284	256,415
IDEX Corp.	1,487	337,088
Ingersoll Rand, Inc. (a)	7,352	359,292
ITT, Inc.	1,690	165,468
Lincoln Electric Holdings, Inc.	1,120	156,162
Middleby Corp. (a)	1,078	206,426
Nordson Corp.	1,137	257,110
Oshkosh Corp.	1,338	159,958
Otis Worldwide Corp.	8,417	753,742
PACCAR, Inc.	6,669	553,460
Parker Hannifin Corp.	2,518	785,692
Pentair PLC	3,234	238,249
Snap-On, Inc.	1,045	227,789
Stanley Black & Decker, Inc.	3,163	623,269
Timken Co.	1,254	99,693
Toro Co.	2,108	239,764
Westinghouse Air Brake Co.	3,549	301,204
Woodward, Inc.	1,125	136,755
Xylem, Inc.	3,509	441,608
		8,640,647
Marine - 0.0%
Kirby Corp. (a)	1,159	67,118
Professional Services - 2.3%
Booz Allen Hamilton Holding Corp. Class A	2,653	227,654
CACI International, Inc. Class A (a)	455	121,467
Clarivate Analytics PLC (a)	8,090	184,452
CoStar Group, Inc. (a)	7,674	681,835
Dun & Bradstreet Holdings, Inc. (a)	3,124	65,479
Equifax, Inc.	2,371	617,883
FTI Consulting, Inc. (a)	654	95,288
IHS Markit Ltd.	7,313	854,451
Jacobs Engineering Group, Inc.	2,528	341,912
Leidos Holdings, Inc.	2,763	294,038
Manpower, Inc.	1,066	126,406
Nielsen Holdings PLC	6,994	165,688
Robert Half International, Inc.	2,154	211,544
Science Applications Internati	1,138	99,347
TransUnion Holding Co., Inc.	3,750	450,225
Verisk Analytics, Inc.	3,109	590,523
		5,128,192
Road & Rail - 1.0%
AMERCO	175	102,893
J.B. Hunt Transport Services, Inc.	1,648	277,606
Kansas City Southern	1,777	475,881
Knight-Swift Transportation Holdings, Inc. Class A	3,144	156,225
Landstar System, Inc.	747	117,279
Lyft, Inc. (a)	5,488	303,596
Old Dominion Freight Lines, Inc.	2,003	539,107
Ryder System, Inc.	1,022	77,825
Schneider National, Inc. Class B	1,005	22,552
TuSimple Holdings, Inc. (a)(b)	703	25,870
		2,098,834
Trading Companies & Distributors - 1.0%
Air Lease Corp. Class A	2,104	89,125
Fastenal Co.	11,235	615,341
MSC Industrial Direct Co., Inc. Class A	875	78,024
SiteOne Landscape Supply, Inc. (a)	864	151,010
United Rentals, Inc. (a)	1,415	466,313
Univar, Inc. (a)	3,266	80,148
W.W. Grainger, Inc.	910	404,568
Watsco, Inc.	641	181,044
		2,065,573

TOTAL INDUSTRIALS		34,310,382

INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	1,178	448,099
Ciena Corp. (a)	3,019	175,525
CommScope Holding Co., Inc. (a)	3,920	82,947
F5 Networks, Inc. (a)	1,167	240,997
Juniper Networks, Inc.	6,349	178,661
Lumentum Holdings, Inc. (a)	1,484	124,641
Motorola Solutions, Inc.	3,255	728,860
Ubiquiti, Inc.	128	40,077
ViaSat, Inc. (a)	1,209	60,015
		2,079,822
Electronic Equipment & Components - 2.3%
Amphenol Corp. Class A	11,435	828,923
Arrow Electronics, Inc. (a)	1,439	170,622
Avnet, Inc.	1,937	80,037
CDW Corp.	2,739	502,196
Cognex Corp.	3,352	303,054
Coherent, Inc. (a)	478	117,559
Corning, Inc.	14,903	623,840
IPG Photonics Corp. (a)	709	154,675
Jabil, Inc.	2,839	169,034
Keysight Technologies, Inc. (a)	3,630	597,317
Littelfuse, Inc.	470	125,015
National Instruments Corp.	2,576	113,627
SYNNEX Corp.	816	97,545
Trimble, Inc. (a)	4,901	419,036
Vontier Corp.	3,320	107,402
Zebra Technologies Corp. Class A (a)	1,043	576,237
		4,986,119
IT Services - 3.3%
Akamai Technologies, Inc. (a)	3,147	377,388
Alliance Data Systems Corp.	979	91,292
Amdocs Ltd.	2,535	195,474
Broadridge Financial Solutions, Inc.	2,263	392,608
Concentrix Corp. (a)	823	134,750
DXC Technology Co. (a)	4,967	198,581
EPAM Systems, Inc. (a)	1,054	590,029
Euronet Worldwide, Inc. (a)	992	141,677
Fastly, Inc. Class A (a)(b)	2,077	99,841
FleetCor Technologies, Inc. (a)	1,595	411,861
Gartner, Inc. (a)	1,639	433,892
Genpact Ltd.	3,577	178,170
Globant SA (a)	760	181,762
GoDaddy, Inc. (a)	3,291	275,950
Jack Henry & Associates, Inc.	1,444	251,386
MongoDB, Inc. Class A (a)	1,037	372,200
Okta, Inc. (a)	2,434	603,121
Paychex, Inc.	6,309	718,090
Paysafe Ltd. (a)(b)	6,040	65,172
Sabre Corp. (a)	6,222	73,357
Shift4 Payments, Inc. (a)	838	74,741
SolarWinds, Inc. (a)	1,350	15,174
StoneCo Ltd. Class A (a)	4,323	254,365
Switch, Inc. Class A	2,267	46,836
The Western Union Co.	7,981	185,239
VeriSign, Inc. (a)	1,929	417,378
WEX, Inc. (a)	877	166,393
Wix.com Ltd. (a)	1,043	311,482
		7,258,209
Semiconductors & Semiconductor Equipment - 3.1%
Allegro MicroSystems LLC (a)	1,024	28,068
Brooks Automation, Inc.	1,435	127,729
Cirrus Logic, Inc. (a)	1,136	93,822
Cree, Inc. (a)	2,252	208,896
Enphase Energy, Inc. (a)	2,584	489,926
Entegris, Inc.	2,634	317,766
First Solar, Inc. (a)	2,071	178,189
Marvell Technology, Inc.	15,812	956,784
Maxim Integrated Products, Inc.	5,235	523,029
Microchip Technology, Inc.	4,891	700,000
MKS Instruments, Inc.	1,081	169,112
Monolithic Power Systems, Inc.	878	394,450
ON Semiconductor Corp. (a)	8,278	323,339
Qorvo, Inc. (a)	2,213	419,563
Skyworks Solutions, Inc.	3,232	596,336
Teradyne, Inc.	3,255	413,385
Universal Display Corp.	846	198,379
Xilinx, Inc.	4,820	722,229
		6,861,002
Software - 8.1%
Alteryx, Inc. Class A (a)	1,150	89,010
Anaplan, Inc. (a)	2,744	156,957
ANSYS, Inc. (a)	1,707	628,961
Aspen Technology, Inc. (a)	1,328	194,233
Avalara, Inc. (a)	1,656	276,834
Bentley Systems, Inc. Class B	2,644	160,782
Bill.Com Holdings, Inc. (a)	1,469	303,819
Black Knight, Inc. (a)	2,970	245,946
C3.Ai, Inc.	360	18,126
Cadence Design Systems, Inc. (a)	5,384	794,948
CDK Global, Inc.	2,382	114,312
Ceridian HCM Holding, Inc. (a)	2,525	248,460
Citrix Systems, Inc.	2,425	244,319
Cloudflare, Inc. (a)	4,918	583,422
Coupa Software, Inc. (a)	1,432	310,744
Crowdstrike Holdings, Inc. (a)	3,142	796,843
Datadog, Inc. Class A (a)	4,438	491,287
Datto Holding Corp.	477	12,445
DocuSign, Inc. (a)	3,736	1,113,477
Dolby Laboratories, Inc. Class A	1,253	121,666
DoubleVerify Holdings, Inc. (a)	313	10,830
Dropbox, Inc. Class A (a)	5,976	188,184
Duck Creek Technologies, Inc. (a)	1,396	61,326
Dynatrace, Inc. (a)	3,597	229,740
Elastic NV (a)	1,337	197,956
Everbridge, Inc. (a)	732	103,373
Fair Isaac Corp. (a)	546	286,055
FireEye, Inc. (a)	4,573	92,375
Five9, Inc. (a)	1,310	263,690
Fortinet, Inc. (a)	2,624	714,358
Guidewire Software, Inc. (a)	1,646	189,619
HubSpot, Inc. (a)	872	519,729
Jamf Holding Corp. (a)	1,025	33,630
Manhattan Associates, Inc. (a)	1,239	197,782
McAfee Corp.	892	24,146
Medallia, Inc. (a)	2,038	69,027
N-able, Inc. (a)	675	9,315
nCino, Inc. (a)	925	58,802
New Relic, Inc. (a)	1,077	74,399
NortonLifeLock, Inc.	10,768	267,262
Nuance Communications, Inc. (a)	5,586	306,671
Nutanix, Inc. Class A (a)	3,756	135,291
Palantir Technologies, Inc. (a)	31,819	690,790
Palo Alto Networks, Inc. (a)	1,867	745,026
Paycom Software, Inc. (a)	993	397,200
Paylocity Holding Corp. (a)	733	152,068
Pegasystems, Inc.	799	101,984
Proofpoint, Inc. (a)	1,110	193,873
PTC, Inc. (a)	2,061	279,162
RingCentral, Inc. (a)	1,574	420,683
Smartsheet, Inc. (a)	2,358	171,073
Splunk, Inc. (a)	3,209	455,614
SS&C Technologies Holdings, Inc.	4,385	343,740
Synopsys, Inc. (a)	2,973	856,194
Teradata Corp. (a)	2,122	105,379
The Trade Desk, Inc. (a)	8,392	687,389
Tyler Technologies, Inc. (a)	789	388,693
Unity Software, Inc.	2,878	308,291
Zendesk, Inc. (a)	2,301	300,350
Zscaler, Inc. (a)	1,514	357,168
		17,894,828
Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co.	25,484	369,518
HP, Inc.	24,439	705,554
NCR Corp. (a)	2,502	111,089
NetApp, Inc.	4,360	347,012
Pure Storage, Inc. Class A (a)	5,199	101,484
Western Digital Corp. (a)	6,011	390,294
Xerox Holdings Corp.	2,988	72,100
		2,097,051

TOTAL INFORMATION TECHNOLOGY		41,177,031

MATERIALS - 5.4%
Chemicals - 2.6%
Albemarle Corp. U.S.	2,276	468,947
Ashland Global Holdings, Inc.	1,071	91,110
Axalta Coating Systems Ltd. (a)	4,101	123,440
Celanese Corp. Class A	2,204	343,317
CF Industries Holdings, Inc.	4,196	198,261
Corteva, Inc.	14,468	618,941
Diversey Holdings Ltd. (a)	1,009	16,830
Eastman Chemical Co.	2,657	299,497
Element Solutions, Inc.	4,510	105,489
FMC Corp.	2,519	269,407
Huntsman Corp.	4,145	109,469
International Flavors & Fragrances, Inc.	4,877	734,671
LyondellBasell Industries NV Class A	5,148	511,351
NewMarket Corp.	130	41,068
Olin Corp.	2,821	132,672
PPG Industries, Inc.	4,636	758,079
RPM International, Inc.	2,501	216,562
The Chemours Co. LLC	3,208	106,666
The Mosaic Co.	6,751	210,834
The Scotts Miracle-Gro Co. Class A	803	142,099
Valvoline, Inc.	3,558	109,159
W.R. Grace & Co.	1,099	76,490
Westlake Chemical Corp.	648	53,732
		5,738,091
Construction Materials - 0.5%
Eagle Materials, Inc.	808	114,187
Martin Marietta Materials, Inc.	1,217	442,136
Vulcan Materials Co.	2,589	465,994
		1,022,317
Containers & Packaging - 1.5%
Amcor PLC	30,198	349,089
Aptargroup, Inc.	1,286	165,791
Ardagh Group SA	363	8,476
Avery Dennison Corp.	1,622	341,723
Ball Corp.	6,296	509,220
Berry Global Group, Inc. (a)	2,643	169,918
Crown Holdings, Inc.	2,543	253,690
Graphic Packaging Holding Co.	5,518	105,780
International Paper Co.	7,670	443,019
Packaging Corp. of America	1,832	259,228
Sealed Air Corp.	2,972	168,661
Silgan Holdings, Inc.	1,652	66,939
Sonoco Products Co.	1,967	125,475
WestRock Co.	5,092	250,577
		3,217,586
Metals & Mining - 0.8%
Alcoa Corp. (a)	3,661	146,989
Cleveland-Cliffs, Inc. (a)(b)	8,937	223,425
Nucor Corp.	5,846	608,101
Reliance Steel & Aluminum Co.	1,237	194,395
Royal Gold, Inc.	1,287	156,396
Steel Dynamics, Inc.	3,930	253,289
United States Steel Corp.	5,240	138,755
		1,721,350
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	2,000	110,880

TOTAL MATERIALS		11,810,224

REAL ESTATE - 7.7%
Equity Real Estate Investment Trusts (REITs) - 7.2%
Alexandria Real Estate Equities, Inc.	2,865	576,839
American Campus Communities, Inc.	2,672	134,428
American Homes 4 Rent Class A	5,432	228,144
Americold Realty Trust	4,945	192,113
Apartment Income (REIT) Corp.	3,057	160,920
AvalonBay Communities, Inc.	2,729	621,748
Boston Properties, Inc.	3,060	359,183
Brixmor Property Group, Inc.	5,788	133,240
Brookfield Property REIT, Inc. Class A (c)	54	1,000
Camden Property Trust (SBI)	1,853	276,820
CoreSite Realty Corp.	832	114,991
Cousins Properties, Inc.	2,906	115,426
CubeSmart	3,934	195,362
CyrusOne, Inc.	2,393	170,549
Douglas Emmett, Inc.	3,264	109,018
Duke Realty Corp.	7,340	373,459
EPR Properties	1,447	72,784
Equity Lifestyle Properties, Inc.	3,400	284,920
Equity Residential (SBI)	7,223	607,671
Essex Property Trust, Inc.	1,268	416,031
Extra Space Storage, Inc.	2,570	447,540
Federal Realty Investment Trust (SBI)	1,512	177,705
First Industrial Realty Trust, Inc.	2,512	137,607
Gaming & Leisure Properties	4,308	203,941
Healthcare Trust of America, Inc.	4,250	121,508
Healthpeak Properties, Inc.	10,556	390,255
Highwoods Properties, Inc. (SBI)	2,012	95,952
Host Hotels & Resorts, Inc. (a)	13,693	218,129
Hudson Pacific Properties, Inc.	2,863	78,045
Invitation Homes, Inc.	11,116	452,199
Iron Mountain, Inc.	5,610	245,494
JBG SMITH Properties	2,439	79,585
Kilroy Realty Corp.	2,269	157,174
Kimco Realty Corp.	8,093	172,624
Lamar Advertising Co. Class A	1,689	180,047
Life Storage, Inc.	1,496	175,571
Medical Properties Trust, Inc.	11,348	238,648
Mid-America Apartment Communities, Inc.	2,227	430,034
National Retail Properties, Inc.	3,426	167,429
Omega Healthcare Investors, Inc.	4,613	167,360
Park Hotels & Resorts, Inc. (a)	4,611	85,304
Rayonier, Inc.	2,697	101,704
Realty Income Corp.	7,315	514,171
Regency Centers Corp.	3,304	216,115
Rexford Industrial Realty, Inc.	2,626	161,552
SBA Communications Corp. Class A	2,122	723,581
Simon Property Group, Inc.	6,387	808,083
SL Green Realty Corp.	1,366	101,712
Spirit Realty Capital, Inc.	2,250	112,995
Store Capital Corp.	4,778	172,916
Sun Communities, Inc.	2,166	424,774
UDR, Inc.	5,776	317,622
Ventas, Inc.	7,348	439,263
VEREIT, Inc.	4,481	219,435
VICI Properties, Inc.	10,503	327,589
Vornado Realty Trust	3,440	149,640
Weingarten Realty Investors (SBI)	2,339	75,292
Welltower, Inc.	8,181	710,602
Weyerhaeuser Co.	14,665	494,650
WP Carey, Inc.	3,459	279,107
		15,917,600
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	6,544	631,234
Howard Hughes Corp. (a)	811	75,188
Jones Lang LaSalle, Inc. (a)	1,002	223,015
Opendoor Technologies, Inc. (a)	6,821	101,087
		1,030,524

TOTAL REAL ESTATE		16,948,124

UTILITIES - 4.5%
Electric Utilities - 2.0%
Alliant Energy Corp.	4,905	287,090
Avangrid, Inc.	1,115	58,136
Edison International	7,301	397,905
Entergy Corp.	3,923	403,755
Evergy, Inc.	4,477	291,990
Eversource Energy	6,717	579,476
FirstEnergy Corp.	10,663	408,606
Hawaiian Electric Industries, Inc.	2,072	89,800
IDACORP, Inc.	985	103,868
NRG Energy, Inc.	4,751	195,931
OGE Energy Corp.	3,898	131,558
PG&E Corp. (a)	29,613	260,298
Pinnacle West Capital Corp.	2,208	184,478
PPL Corp.	15,101	428,415
Xcel Energy, Inc.	10,546	719,765
		4,541,071
Gas Utilities - 0.2%
Atmos Energy Corp.	2,530	249,433
National Fuel Gas Co.	1,714	88,151
UGI Corp.	4,075	187,409
		524,993
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp.	2,510	106,524
The AES Corp.	12,946	306,820
Vistra Corp.	9,344	178,938
		592,282
Multi-Utilities - 1.6%
Ameren Corp.	4,989	418,677
CenterPoint Energy, Inc.	11,370	289,480
CMS Energy Corp.	5,664	349,979
Consolidated Edison, Inc.	6,731	496,546
DTE Energy Co.	3,778	443,235
MDU Resources Group, Inc.	3,914	124,152
NiSource, Inc.	7,646	189,391
Public Service Enterprise Group, Inc.	9,886	615,206
WEC Energy Group, Inc.	6,185	582,256
		3,508,922
Water Utilities - 0.4%
American Water Works Co., Inc.	3,554	604,571
Essential Utilities, Inc.	4,400	216,128
		820,699

TOTAL UTILITIES		9,987,967

TOTAL COMMON STOCKS
(Cost $162,434,876)		219,469,700

Money Market Funds - 1.1%
Fidelity Cash Central Fund 0.06% (d)	754,210	754,361
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	1,571,408	1,571,565
TOTAL MONEY MARKET FUNDS
(Cost $2,325,926)		2,325,926
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $164,760,802)		221,795,626
NET OTHER ASSETS (LIABILITIES) - (0.8)%(f)		(1,716,114)
NET ASSETS - 100%		$220,079,512

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	Sept. 2021	$539,740	$5,399	$5,399

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a)

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $27,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$92
Fidelity Securities Lending Cash Central Fund	3,181
Total	$3,273

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$803,571	$7,927,189	$7,976,399	$--	$--	$754,361	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	732,105	6,651,177	5,811,717	--	--	1,571,565	0.0%
Total	$1,535,676	$14,578,366	$13,788,116	$--	$--	$2,325,926

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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